COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cost Of Revenues [Abstract]
Disclosure of detailed information about cost of revenues
	For the year ended December 31,
	2022	2021	2020
	US Dollars in thousands
Cost of integrated POS devices sales	62,872	40,165	24,825
Cost of recurring revenue	50,604	30,805	16,778
	113,476	70,970	41,603